IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES

Supplement dated May 2, 2005 to IXIS Cash Management Trust - Money Market Series Statement of Additional Information, dated September 1, 2004, as may be supplemented from time to time


EFFECTIVE NOVEMBER 1, 2004, THE NAME OF THE DISTRIBUTOR FOR THE FUND CHANGED FROM CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P. TO IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P.

EFFECTIVE NOVEMBER 1, 2004, THE NAME OF THE ADVISER TO THE FUND CHANGED FROM CDC IXIS ASSET MANAGEMENT ADVISERS, L.P. TO IXIS ASSET MANAGEMENT ADVISORS, L.P.

EFFECTIVE JANUARY 1, 2005, THE NAME OF THE TRANSFER AGENT FOR THE FUND CHANGED FROM CDC IXIS ASSET MANAGEMENT SERVICES COMPANY, INC. TO IXIS ASSET MANAGEMENT SERVICES COMPANY.

EFFECTIVE MAY 1, 2005, THE FUND CHANGED ITS NAME FROM CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES TO IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES, AND THE TRUST CHANGED ITS NAME FROM CDC NVEST CASH MANAGEMENT TRUST TO IXIS ADVISORS CASH MANAGEMENT TRUST. ALSO EFFECTIVE MAY 1, 2005, THE NAME OF THE FUND FAMILY CHANGED FROM CDC NVEST FUNDS TO IXIS ADVISOR FUNDS. THUS, ALL REFERENCES TO CDC NVEST FUNDS AND WWW.CDCNVESTFUNDS.COM ARE REPLACED WITH IXIS ADVISOR FUNDS AND WWW.IXISADVISORFUNDS.COM, RESPECTIVELY.

EFFECTIVE MAY 1, 2005, THE FOLLOWING TEXT IS ADDED TO THE SECTION "MANAGEMENT OF THE TRUSTS":

Two individuals have been nominated for election as Trustees, subject to shareholder approval. Each of the nominees listed below is expected to qualify as an "Independent Trustee." A special meeting of shareholders of each Trust is scheduled for June 2, 2005. Should either Mr. Baker or Ms. Walker not be elected, this Statement will be supplemented.


------------------------------- ------------------------------- -------------------------------------- ----------------------------

             NAME                       POSITION HELD                  PRINCIPAL OCCUPATION(S)
         AND ADDRESS                     WITH TRUSTS                     DURING PAST 5 YEARS              OTHER DIRECTORSHIPS HELD
         -----------                     -----------                     -------------------              ------------------------
------------------------------- ------------------------------- -------------------------------------- ----------------------------
------------------------------- ------------------------------- -------------------------------------- ----------------------------
CHARLES D. BAKER                Nominee for Trustee             President and Chief Executive          None
93 Worcester Street                                             Officer, Harvard Pilgrim Health Care
Wellesley, MA 02481                                             (health plan)
------------------------------- ------------------------------- -------------------------------------- ----------------------------
------------------------------- ------------------------------- -------------------------------------- ----------------------------
CYNTHIA L. WALKER               Nominee for Trustee             Dean for Finance and CFO (formerly,    None
                                                                Associate Dean for Finance & CFO),
                                                                Harvard Medical School
------------------------------- ------------------------------- -------------------------------------- ----------------------------


     The Committee on which Mr. Baker or Ms. Walker will serve if they are elected as Trustees of the Trusts has not been determined.

EFFECTIVE MAY 1, 2005, THE SUB-SECTION "AUTOMATIC INVESTMENT PLANS (CLASSES A, B AND C SHARES)" OF THE SECTION "SHAREHOLDER SERVICES" IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

AUTOMATIC INVESTMENT PLANS (CLASSES A, B AND C SHARES)

     Subject to the Fund's investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments and are forwarded to IXIS Services for investment in the Fund. A plan may be opened with an initial investment of $1,000 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor's account. (Shareholders with accounts participating in the IXIS Advisor Funds' Investment Builder program prior to May 1, 2005 may continue to make subsequent purchases of $25 into those accounts.) The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan and may be obtained by calling the Distributor at 800-225-5478 or your investment dealer or by visiting our Website at www.ixisadvisorfunds.com.

     This program is voluntary and may be terminated at any time by IXIS Services upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the investor by written notice to IXIS Services, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

EFFECTIVE MAY 1, 2005, THE SUB-SECTION "RETIREMENT PLANS AND OTHER PLANS OFFERING TAX BENEFITS" OF THE SECTION "SHAREHOLDER SERVICES" IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

RETIREMENT PLANS AND OTHER PLANS OFFERING TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

The reduced minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $1,000 for IRAs and Keogh plans using the IXIS Advisor Funds' prototype, at least $500 for IRAs and Coverdell Education Savings Accounts and at least $100 for any subsequent investments. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

EFFECTIVE MAY 1, 2005, THE SUB-SECTION "SMALL ACCOUNT POLICY" OF THE SECTION "REDEMPTIONS" IS RENAMED "MINIMUM BALANCE POLICY" AND REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

MINIMUM BALANCE POLICY

The Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described in the Fund's Prospectus. The fee is subject to change. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occur during the third week in September of each calendar year, although they may occur at a later date in the year. The fee will not be deducted from Fund positions opened after June 30th of that calendar year. Certain accounts, such as accounts that fall below the minimum as a result of the automatic conversion from Class B shares to Class A shares and accounts using an IXIS Advisors Funds' prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts), are excepted from the minimum balance fee.

In its discretion, the Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount. It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation will be liquidated, rather than assessed a fee, if the account balance falls below the minimum required to open an account. The valuation of account balances and the liquidations generally occur in October of each calendar year, although they may occur at a later date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year.


                                                                      SP258-0505